Employee Cost - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Employee Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee cost	₨ 90.4	₨ 47.0
Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of underlying shares	3 year vesting period and continued employment at the end of the vesting period.
Employee cost	₨ 0.0	₨ 0.0	₨ 91.8